Segmental Reporting (Revenue by Product) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Product sales	$ 6,099.9	$ 5,830.4	$ 4,757.5
VYVANSE
Revenue from External Customer [Line Items]
Product sales	1,722.2	1,449.0	1,227.8
CINRYZE
Revenue from External Customer [Line Items]
Product sales	617.7	503.0	0.0
LIALDA/MEZAVANT
Revenue from External Customer [Line Items]
Product sales	684.4	633.8	528.9
ADDERALL XR
Revenue from External Customer [Line Items]
Product sales	362.8	383.2	375.4
INTUNIV
Revenue from External Customer [Line Items]
Product sales	65.1	327.2	334.9
PENTASA
Revenue from External Customer [Line Items]
Product sales	305.8	289.7	280.6
FOSRENOL
Revenue from External Customer [Line Items]
Product sales	177.6	183.0	183.4
XAGRID
Revenue from External Customer [Line Items]
Product sales	100.8	108.5	99.4
Other Products
Revenue from External Customer [Line Items]
Product sales	116.2	128.9	136.1
REPLAGAL
Revenue from External Customer [Line Items]
Product sales	441.2	500.4	467.9
ELAPRASE
Revenue from External Customer [Line Items]
Product sales	552.6	592.8	545.6
VPRIV
Revenue from External Customer [Line Items]
Product sales	342.4	366.7	342.7
FIRAZYR
Revenue from External Customer [Line Items]
Product sales	445.0	364.2	234.8
GATTEX/REVESTIVE
Revenue from External Customer [Line Items]
Product sales	141.7	0.0	0.0
NATPARA
Revenue from External Customer [Line Items]
Product sales	$ 24.4	$ 0.0	$ 0.0